3 - Marketable Debt Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015

Obligations of states and
political subdivisions	$ 138,123,137	$ 5,622,609	$ (212,362)	$ 143,533,384
Corporate securities	130,316	198,465	--	328,781
	$ 138,253,453	$ 5,821,074	$ (212,362)	$ 143,862,165

December 31, 2014
Obligations of states and
political subdivisions	$ 127,901,002	$ 4,885,012	$ (357,928)	$ 132,428,086
Corporate securities	130,316	288,671	--	418,987
	$ 128,031,318	$ 5,173,683	$ (357,928)	$ 132,847,073